OBLIGATION UNDER OPERATING LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum lease payments as of June 30, 2013, are as follows:
June 30, 2013

Year ended December 31,2013	$76,004
Year ended December 31,2014	85,038
Thereafter	-
$161,042

The future minimum lease payments as of December 31, 2012, are as follows:
2012

Year ended December 31, 2013	$156,401
Year ended December 31, 2014	87,843
Thereafter	-
$244,244